APF II RESI O4B-24A, LLC ABS-15G

EXHIBIT 99.4 - SCHEDULE 5

Client Name:
Client Project Name:	HOMES 2026-NQM3
Start - End Dates:	8/11/2025 - 3/5/2026
Deal Loan Count:	221

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL100	Legal document incorrect or incomplete	1
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	4
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	3
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	5
Credit	Credit/Mtg History	CRDCRMH123	No evidence of required debt payoff	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	4
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	1
Credit	DTI	CRDDTI187	Debt Ratio > 50%	2
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	6
Credit	LTV/CLTV	CRDLTV5736	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Application	CRDAPP131	Occupancy status not supported by file documentation	1
Credit	Assets	CRDAST115	Cash reserves do not meet guidelines	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Appraisal	PRVAAPPR119	Appraisal documentation does not support occupancy	1
Compliance	Ability to Repay/Qualified Mortgage	CMPATRQM2908	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Residual income analysis does not meet client guidelines	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3492	TRID - Waiver of TRID waiting period in file	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	1
Compliance	Texas Home Equity	CMPXXHE320	XXX Equity - XXX Equity : Missing T.42 Title Endorsement	1
Compliance	Texas Home Equity	CMPXXHE321	XXX Equity - XXX Equity : Missing T.42.1 Title Endorsement	1
Compliance	Documentation	CMPDOC2514	Mortgage/Deed of Trust has not been recorded and/or sent for recording	1
Compliance	RESPA	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	1
Compliance	RESPA	CMPRESPA2704	RESPA - List of homeowners counseling organizations not compliant	1
Total				44

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